Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 — INTANGIBLE ASSETS, NET

	Useful life years	March 31, 2022	December 31, 2021

Original amount:
Technology know-how	6	$11,490	$11,490
Trade name/trademarks	Indefinite or 5 years	923	923
Customer relationship	5 – 10 years	4,802	4,802
License	Indefinite or 10 years	8,498	8,498
Software	10	175	172
		25,888	25,885
Accumulated amortization:
Technology know-how		(3,351)	(2,873)
trade name/trademarks		(203)	(174)
Customer related intangible assets		(1,590)	(1,355)
License		(90)	(39)
Software		(6)	(2)
		(5,240)	(4,443)
Net		$20,648	$21,442

NOTE 7 — INTANGIBLE ASSETS, NET

Composition:

(USD in thousands)	Useful life years	December 31, 2021	December 31, 2020
Original amount:
Technology know-how	6	$11,490	$13,070
Trade name/trademarks	Indefinite or 5 years	923	850
Customer relationship	5 – 10 years	4,802	4,910
License	Indefinite or 10 years	8,498	—
Software	10	172	—
		25,885	18,830
Accumulated amortization:
Technology know-how		(2,873)	(1,116)
trade name/trademarks		(174)	(71)
Customer related intangible assets		(1,355)	(484)
License		(39)	—
Software		(2)	—
		(4,443)	(1,671)
Net		$21,442	$17,159

The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2021 is as follows:

(USD in thousands)
2022	$3,159
2023	3,154
2024	3,154
2025 onward	4,896
Total	$14,363